Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 1,757
Ending balance	1,780	£ 1,757
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	614
Ending balance	637	614
Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	758
Ending balance	777	758
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	385
Ending balance	366	385
Assets under construction | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	(22)	(54)
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	0	0	£ 2
Reversal of impairments	0	0	12
Selling, general and administration expenses
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	7	8	15
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,971	2,705
Exchange adjustments	(132)	165
Additions	232	305
Additions from business acquisitions	60
Disposals and write-offs	58	143
Reclassifications	(22)	(61)
Ending balance	3,051	2,971	2,705
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	930	920
Exchange adjustments	(44)	59
Additions	1	4
Additions from business acquisitions	24
Disposals and write-offs	4	13
Reclassifications	63	(40)
Ending balance	970	930	920
Cost | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,652	1,486
Exchange adjustments	(69)	86
Additions	1	9
Additions from business acquisitions	14
Disposals and write-offs	54	130
Reclassifications	164	201
Ending balance	1,708	1,652	1,486
Cost | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	389	299
Exchange adjustments	(19)	20
Additions	230	292
Additions from business acquisitions	22
Reclassifications	(249)	(222)
Ending balance	373	389	299
Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,214)
Ending balance	(1,271)	(1,214)
Depreciation and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(316)
Ending balance	(333)	(316)
Depreciation and impairment | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(894)
Ending balance	(931)	(894)
Depreciation and impairment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4)
Ending balance	(7)	(4)
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,201)	(1,110)
Exchange adjustments	52	(68)
Disposals and write-offs	(46)	(119)
Charge for the year	(152)	(142)
Ending balance	(1,255)	(1,201)	(1,110)
Depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(313)	(277)
Exchange adjustments	12	(16)
Disposals and write-offs	(2)	(9)
Reclassifications	2
Charge for the year	(33)	(29)
Ending balance	(330)	(313)	(277)
Depreciation | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(888)	(833)
Exchange adjustments	40	(52)
Disposals and write-offs	(44)	(110)
Reclassifications	(2)
Charge for the year	(119)	(113)
Ending balance	(925)	(888)	(833)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13)	(32)
Exchange adjustments	1	(4)
Disposals and write-offs	(3)	(24)
Reclassifications		7
Impairment losses	7	8
Ending balance	(16)	(13)	(32)
Impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3)	(6)
Exchange adjustments		(1)
Disposals and write-offs		(4)
Ending balance	(3)	(3)	(6)
Impairment | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6)	(22)
Exchange adjustments	1	(3)
Disposals and write-offs	(3)	(20)
Reclassifications		7
Impairment losses	4	8
Ending balance	(6)	(6)	(22)
Impairment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4)	(4)
Impairment losses	3
Ending balance	£ (7)	£ (4)	£ (4)